Non-controlling interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]
Disclosure of subsidiaries [line items]
Group’s percentage interest	90.00%
Total assets	€ 2,767,011	€ 2,426,727
Total equity	900,896	732,321	[1]	€ 644,304	[1]	€ 645,034
Net revenues	1,904,549	1,492,840	[2]	1,292,402	[2]
Profit/(Loss)	€ 135,661	€ 65,279	[2]	€ (127,661)	[2]
Thom Browne Inc. | Subsidiaries with material non-controlling interests | USD
Disclosure of subsidiaries [line items]
Name of subsidiary	Thom Browne Inc.	Thom Browne Inc.
Group’s percentage interest	90.00%	90.00%
Non- controlling interest percentage	10.00%	10.00%
Functional currency	USD	USD
Total assets	€ 378,736	€ 298,901
Total equity	199,275	146,879
Net revenues	411,192	348,445
Profit/(Loss)	49,988	43,277
Dividends paid to non- controlling shareholders	€ 0	€ (2,000)
Ermenegildo Zegna Vietnam LLC | Subsidiaries with material non-controlling interests | VTD
Disclosure of subsidiaries [line items]
Name of subsidiary	Ermenegildo Zegna Vietnam LLC	Ermenegildo Zegna Vietnam LLC
Group’s percentage interest	90.00%	90.00%
Non- controlling interest percentage	10.00%	10.00%
Functional currency	VTD	VTD
Total assets	€ 42,201,273	€ 59,373,311
Total equity	27,134,951	21,638,614
Net revenues	40,281,928	45,647,540
Profit/(Loss)	5,446,184	7,913,295
Dividends paid to non- controlling shareholders	€ 0	€ 0
Ermenegildo Zegna Madrid S.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Ermenegildo Zegna Madrid S.A.	Ermenegildo Zegna Madrid S.A.
Group’s percentage interest	70.00%	70.00%
Non- controlling interest percentage	30.00%	30.00%
Functional currency	EUR	EUR
Total assets	€ 4,591	€ 3,718
Total equity	1,811	1,741
Net revenues	5,412	3,838
Profit/(Loss)	34	120
Dividends paid to non- controlling shareholders	€ 0	€ (90)
Gruppo Dondi S.p.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Gruppo Dondi S.p.A.	Gruppo Dondi S.p.A.
Group’s percentage interest	65.00%	65.00%
Non- controlling interest percentage	35.00%	35.00%
Functional currency	EUR	EUR
Total assets	€ 39,369	€ 39,469
Total equity	22,387	20,507
Net revenues	44,588	47,655
Profit/(Loss)	3,935	4,901
Dividends paid to non- controlling shareholders	€ (708)	€ (1,113)
E. Z. Thai Holding Ltd | Subsidiaries with material non-controlling interests | THB
Disclosure of subsidiaries [line items]
Name of subsidiary	E. Z. Thai Holding Ltd	E. Z. Thai Holding Ltd
Group’s percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	THB	THB
Total assets	€ 12,338	€ 12,669
Total equity	(264)	19
Net revenues	0	0
Profit/(Loss)	(283)	(309)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Bonotto S.p.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Bonotto S.p.A.	Bonotto S.p.A.
Group’s percentage interest	60.00%	60.00%
Non- controlling interest percentage	40.00%	40.00%
Functional currency	EUR	EUR
Total assets	€ 25,596	€ 23,739
Total equity	10,974	9,431
Net revenues	25,657	24,552
Profit/(Loss)	2,709	2,075
Dividends paid to non- controlling shareholders	€ (451)	€ (797)
Tessitura Ubertino S.r.l. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Tessitura Ubertino S.r.l.	Tessitura Ubertino S.r.l.
Group’s percentage interest	60.00%	60.00%
Non- controlling interest percentage	40.00%	40.00%
Functional currency	EUR	EUR
Total assets	€ 8,404	€ 8,351
Total equity	4,863	4,921
Net revenues	11,051	10,245
Profit/(Loss)	1,479	983
Dividends paid to non- controlling shareholders	€ (600)	€ (312)
Cappellificio Cervo S.r.l. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	Cappellificio Cervo S.r.l.	Cappellificio Cervo S.r.l.
Group’s percentage interest	51.00%	51.00%
Non- controlling interest percentage	49.00%	49.00%
Functional currency	EUR	EUR
Total assets	€ 2,186	€ 1,630
Total equity	938	864
Net revenues	3,281	2,371
Profit/(Loss)	119	85
Dividends paid to non- controlling shareholders	€ (11)	€ 0
Zegna South Asia Private LTD | Subsidiaries with material non-controlling interests | INR
Disclosure of subsidiaries [line items]
Name of subsidiary	Zegna South Asia Private LTD	Zegna South Asia Private LTD
Group’s percentage interest	51.00%	51.00%
Non- controlling interest percentage	49.00%	49.00%
Functional currency	INR	INR
Total assets	€ 732,458	€ 590,989
Total equity	271,079	199,864
Net revenues	473,553	395,827
Profit/(Loss)	71,215	76,155
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna Gulf Trading LLC | Subsidiaries with material non-controlling interests | AED
Disclosure of subsidiaries [line items]
Name of subsidiary	Zegna Gulf Trading LLC	Zegna Gulf Trading LLC
Group’s percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	AED	AED
Total assets	€ 193,655	€ 140,841
Total equity	79,300	53,895
Net revenues	250,244	191,749
Profit/(Loss)	60,856	52,806
Dividends paid to non- controlling shareholders	€ (17,150)	€ 0
The Italian Fashion Co. LTD | Subsidiaries with material non-controlling interests | THB
Disclosure of subsidiaries [line items]
Name of subsidiary	The Italian Fashion Co. LTD	The Italian Fashion Co. LTD
Group’s percentage interest	65.00%	65.00%
Non- controlling interest percentage	35.00%	35.00%
Functional currency	THB	THB
Total assets	€ 238,912	€ 198,556
Total equity	(2,053)	(16,584)
Net revenues	255,389	190,048
Profit/(Loss)	14,880	11,015
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna for Retail of Readymade and Novelty Clothes W.L.L. | Subsidiaries with material non-controlling interests | KUWAIT
Disclosure of subsidiaries [line items]
Name of subsidiary	Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Group’s percentage interest	49.00%
Non- controlling interest percentage	51.00%
Functional currency	KWD
Total assets	€ 1,439
Total equity	384
Net revenues	791
Profit/(Loss)	(227)
Dividends paid to non- controlling shareholders	€ 0

[1]
(*) Starting with the Semi-Annual Condensed Consolidated Financial Statements at June 30, 2023 and for the six months ended June 30, 2023 and 2022, in the consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain comparative period amounts above have been reclassified compared to the amounts presented in the Group’s 2022 consolidated financial statements.

[2]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.